Note 5 - Loans and Related Allowance for Loan and Lease Losses - Primary Segments of the Loan Portfolio (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Individually evaluated for impairment	$ 8,087	$ 13,070
Collectively evaluated for impairment	1,095,998	971,188
Loans and Leases Receivable, Net of Deferred Income, Total	1,104,085	984,258
Commercial Real Estate Portfolio Segment [Member] | Owner Occupied Loan [Member]
Individually evaluated for impairment	1,565	3,474
Collectively evaluated for impairment	101,556	98,912
Loans and Leases Receivable, Net of Deferred Income, Total	103,121	102,386
Commercial Real Estate Portfolio Segment [Member] | Non-owner occupied Loan [Member]
Individually evaluated for impairment	4,123	7,084
Collectively evaluated for impairment	305,301	295,096
Loans and Leases Receivable, Net of Deferred Income, Total	309,424	302,180
Commercial Real Estate Portfolio Segment [Member] | Multifamily Loan [Member]
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	39,562	62,028
Loans and Leases Receivable, Net of Deferred Income, Total	39,562	62,028
Residential Portfolio Segment [Member]
Individually evaluated for impairment	1,319	1,278
Collectively evaluated for impairment	232,676	233,520
Loans and Leases Receivable, Net of Deferred Income, Total	233,995	234,798
Commercial And Industrial [Member]
Individually evaluated for impairment	834	882
Collectively evaluated for impairment	231,210	88,645
Loans and Leases Receivable, Net of Deferred Income, Total	232,044	89,527
Home Equity Lines of Credit [Member]
Individually evaluated for impairment	246	351
Collectively evaluated for impairment	112,297	111,897
Loans and Leases Receivable, Net of Deferred Income, Total	112,543	112,248
Construction and Other [Member]
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	63,573	66,680
Loans and Leases Receivable, Net of Deferred Income, Total	63,573	66,680
Consumer Portfolio Segment [Member]
Individually evaluated for impairment	0	1
Collectively evaluated for impairment	9,823	14,410
Loans and Leases Receivable, Net of Deferred Income, Total	$ 9,823	$ 14,411